UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2014

Date of reporting period: 02/28/2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2014

(Unaudited)

	Shares	Value
Common Stocks (98.09%)
Agriculture, Foods, & Beverage (11.50%)
Archer-Daniels-Midland Co.	3,477,500	$141,186,500
Coca-Cola Co., The	2,054,600	78,485,720
Kellogg Co.	930,000	56,441,700
McCormick & Company Inc.	428,600	28,459,040
Nestle SA ADR	1,175,800	88,702,352
PepsiCo Inc.	641,400	51,356,898

		444,632,210

Banks (4.71%)
M&T Bank Corp.	213,400	24,880,306
Northern Trust Corp.	460,500	28,481,925
U.S. Bancorp	141,400	5,817,196
Wells Fargo & Co.	2,643,100	122,692,702

		181,872,129

Building Materials & Construction (1.83%)
Vulcan Materials Co.	1,039,200	70,592,856

Chemicals (11.18%)
Air Products & Chemicals Inc.	830,000	100,695,600
Croda International PLC	25,800	1,097,372
E.I. du Pont de Nemours & Co.	229,200	15,269,304
International Flavors & Fragrances Inc.	525,000	49,239,750
Novozymes A/S B Shares	135,300	6,291,768
Sigma-Aldrich Corp.	2,750,000	259,627,500

		432,221,294

Computer Software & Services (1.54%)
Automatic Data Processing Inc.	109,900	8,548,022
Facebook Inc. Class A (a)	115,000	7,872,900
Google Inc. Class A (a)	5,900	7,172,335
SAP AG	444,800	35,913,172

		59,506,429

Computers (5.11%)
Hewlett-Packard Co.	3,019,400	90,219,672
International Business Machines Corp.	580,000	107,398,600

		197,618,272

Consumer & Marketing (6.17%)
AptarGroup Inc.	677,405	44,823,889
Colgate-Palmolive Co.	872,600	54,825,458
Procter & Gamble Co., The	1,765,155	138,847,092

		238,496,439

Electronic/Electrical Manufacturing (5.81%)
Agilent Technologies Inc.	548,071	31,201,682
Emerson Electric Co.	729,400	47,600,644
General Electric Co.	3,848,900	98,031,483
Linear Technology Corp.	1,023,400	47,936,056

		224,769,865

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.73%)
Berkshire Hathaway Inc. Class A (a)	162	$28,140,696
Berkshire Hathaway Inc. Class B (a)	143	16,557

		28,157,253

Health Care (12.89%)
Abbott Laboratories	847,500	33,713,550
AbbVie Inc.	847,500	43,146,225
Amgen Inc.	159,250	19,750,185
Baxter International Inc.	43,600	3,030,200
Eli Lilly and Co.	997,000	59,431,170
Johnson & Johnson	2,481,600	228,604,992
Merck & Co. Inc.	296,750	16,911,782
Pfizer Inc.	2,239,031	71,895,285
Zoetis Inc.	705,696	21,890,690

		498,374,079

Machinery & Manufacturing (7.23%)
3M Co.	564,000	75,987,720
ASML Holding NV NY Reg. Shares	55,050	4,742,007
Caterpillar Inc.	877,700	85,110,569
Deere & Co.	42,900	3,686,397
Donaldson Company Inc.	112,800	4,832,352
HNI Corp.	1,439,200	51,163,560
Illinois Tool Works Inc.	652,500	53,831,250

		279,353,855

Media & Broadcasting (5.70%)
Walt Disney Co., The	2,728,640	220,501,398

Mining & Metals (3.53%)
BHP Billiton PLC	941,859	30,404,302
Nucor Corp.	531,200	26,687,488
Rio Tinto PLC	476,280	27,365,438
Rio Tinto PLC ADR	907,200	51,982,560

		136,439,788

Oil & Gas (13.41%)
BG Group PLC	3,199,100	58,288,886
Chevron Corp.	1,060,000	122,249,800
Devon Energy Corp.	212,204	13,670,182
Dril-Quip Inc. (a)	16,100	1,731,716
Exxon Mobil Corp.	2,615,200	251,765,304
Imperial Oil Ltd.	25,300	1,137,741
Noble Energy Inc.	89,300	6,140,268
Royal Dutch Shell PLC ADR Class A	487,900	35,553,273
Schlumberger Ltd.	59,100	5,496,300
Spectra Energy Corp.	399,950	14,910,136
Tidewater Inc.	154,191	7,512,186

		518,455,792

Retailers (2.59%)
Wal-Mart Stores Inc.	1,339,100	100,030,770

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (3.18%)
AT&T Inc.	2,140,534	$68,347,250
Corning Inc.	1,284,600	24,754,242
Verizon Communications Inc.	624,900	29,732,742

		122,834,234

Transportation (0.42%)
GATX Corp.	190,700	12,374,523
Union Pacific Corp.	20,825	3,756,414

		16,130,937

Utilities & Energy (0.56%)
Duke Energy Corp.	306,966	21,757,750

Total Common Stocks
(cost $1,126,881,618)		3,791,745,350

Short-term Investments (1.58%)
JPMorgan U.S. Government Money Market Fund	61,170,847	61,170,847

Total Short-term Investments
(cost $61,170,847)		61,170,847

TOTAL INVESTMENTS (99.67%)
(cost $1,188,052,465)		3,852,916,197
OTHER ASSETS, NET OF LIABILITIES (0.33%)		12,586,488

NET ASSETS (100.00%)		$3,865,502,685

(a)	Non-income producing security.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 28, 2014

(Unaudited)

	Shares	Value
Common Stocks (60.44%)
Agriculture, Foods, & Beverage (6.81%)
Archer-Daniels-Midland Co.	940,561	$38,186,777
Campbell Soup Co.	26,000	1,126,060
Coca-Cola Co., The	410,000	15,662,000
Kellogg Co.	310,000	18,813,900
Nestle SA ADR	252,500	19,048,600
PepsiCo Inc.	110,100	8,815,707
Sysco Corp.	165,300	5,954,106

		107,607,150

Banks (3.16%)
M&T Bank Corp.	58,300	6,797,197
Northern Trust Corp.	104,700	6,475,695
U.S. Bancorp	48,300	1,987,062
Wells Fargo & Co.	747,600	34,703,592

		49,963,546

Building Materials & Construction (0.69%)
Vulcan Materials Co.	160,200	10,882,386

Chemicals (6.54%)
Air Products & Chemicals Inc.	230,000	27,903,600
Dow Chemical Co., The	69,000	3,360,990
E.I. du Pont de Nemours & Co.	132,105	8,800,835
International Flavors & Fragrances Inc.	120,000	11,254,800
Novozymes A/S B Shares	124,350	5,782,567
Sigma-Aldrich Corp.	491,000	46,355,310

		103,458,102

Computer Software & Services (1.07%)
Automatic Data Processing Inc.	47,400	3,686,772
Facebook Inc. Class A (a)	68,950	4,720,317
Google Inc. Class A (a)	3,550	4,315,558
SAP AG	52,800	4,263,074

		16,985,721

Computers (3.21%)
Hewlett-Packard Co.	754,000	22,529,520
International Business Machines Corp.	152,100	28,164,357

		50,693,877

Consumer & Marketing (3.26%)
AptarGroup Inc.	134,100	8,873,397
Colgate-Palmolive Co.	80,000	5,026,400
Procter & Gamble Co., The	477,700	37,575,882

		51,475,679

Electronic/Electrical Manufacturing (2.78%)
Agilent Technologies Inc.	143,787	8,185,794
Emerson Electric Co.	98,600	6,434,636
General Electric Co.	796,300	20,281,761
KLA-Tencor Corp.	45,100	2,938,265
Linear Technology Corp.	130,100	6,093,884

		43,934,340

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.38%)
Berkshire Hathaway Inc. Class A (a)	34	$5,906,072
Berkshire Hathaway Inc. Class B (a)	533	61,711

		5,967,783

Health Care (8.40%)
Abbott Laboratories	92,000	3,659,760
AbbVie Inc.	92,000	4,683,720
Allergan Inc.	154,800	19,659,600
Amgen Inc.	70,750	8,774,415
Baxter International Inc.	29,100	2,022,450
Eli Lilly and Co.	212,000	12,637,320
Johnson & Johnson	417,700	38,478,524
Medtronic Inc.	21,600	1,280,016
Merck & Co. Inc.	103,200	5,881,368
Pfizer Inc.	728,140	23,380,575
Teva Pharmaceutical Industries Ltd. Sponsored ADR	103,900	5,183,571
Zoetis Inc.	229,495	7,118,935

		132,760,254

Machinery & Manufacturing (4.41%)
3M Co.	124,600	16,787,358
ASML Holding NV NY Reg. Shares	32,500	2,799,550
Caterpillar Inc.	262,400	25,444,928
Deere & Co.	38,700	3,325,491
Donaldson Company Inc.	115,800	4,960,872
HNI Corp.	160,000	5,688,000
Illinois Tool Works Inc.	130,600	10,774,500

		69,780,699

Media & Broadcasting (5.47%)
Lee Enterprises Inc. Class A (a)	84,000	431,760
Walt Disney Co., The	1,065,995	86,143,056

		86,574,816

Mining & Metals (3.40%)
BHP Billiton PLC	169,900	5,484,569
Newmont Mining Corp.	29,200	679,192
Nucor Corp.	436,800	21,944,832
Rio Tinto PLC	153,825	8,838,264
Rio Tinto PLC ADR	293,000	16,788,900

		53,735,757

Oil & Gas (7.10%)
BG Group PLC	256,800	4,678,999
Bill Barrett Corp. (a)	100,000	2,534,000
Chevron Corp.	288,000	33,215,040
Devon Energy Corp.	76,170	4,906,871
Exxon Mobil Corp.	448,000	43,128,960
Noble Energy Inc.	39,800	2,736,648
Royal Dutch Shell PLC ADR Class A	216,400	15,769,068
Schlumberger Ltd.	25,900	2,408,700

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Spectra Energy Corp.	79,650	$2,969,352

		112,347,638

Retailers (1.31%)
Wal-Mart Stores Inc.	276,700	20,669,490

Telecom & Telecom Equipment (1.70%)
AT&T Inc.	533,359	17,030,153
Corning Inc.	372,300	7,174,221
Verizon Communications Inc.	57,800	2,750,124

		26,954,498

Transportation (0.43%)
GATX Corp.	68,200	4,425,498
Union Pacific Corp.	12,825	2,313,374

		6,738,872

Utilities & Energy (0.32%)
Duke Energy Corp.	72,333	5,126,963

Total Common Stocks
(cost $297,706,974)		955,657,571

	Principal amount	Value
Corporate Bonds (18.87%)
Aerospace/Defense (0.06%)
Lockheed Martin Corp.
3.350%, 09/15/2021	$1,000,000	$1,022,738

Agriculture, Foods, & Beverage (1.45%)
General Mills Inc.
5.200%, 03/17/2015	500,000	524,161
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,099,546
Hershey Co.
5.450%, 09/01/2016	500,000	555,798
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,163,201
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,297,008
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,132,895
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,132,561
Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	996,836
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,122,822
Pepsico Inc.
2.750%, 03/05/2022	1,000,000	970,521
Kellogg Co.
3.125%, 05/17/2022	1,000,000	976,222
Sysco Corp.
2.600%, 06/12/2022	1,000,000	948,971

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Campbell Soup Co.
2.500%, 08/02/2022	$1,000,000	$906,482
Kellogg Co.
2.750%, 03/01/2023	1,000,000	949,264
Pepsico Inc.
2.750%, 03/01/2023	1,000,000	949,264
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	1,873,898
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,230,120
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,015,202
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,008,940
Pepsico Inc.
3.600%, 03/01/2024	1,000,000	1,002,463

		22,856,175

Automotive (0.39%)
American Honda Finance Corp.
2.125%, 10/10/2018	500,000	507,320
Toyota Motor Credit Corp.
2.000%, 10/24/2018	1,000,000	1,009,221
2.100%, 01/17/2019	500,000	503,655
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,126,700
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	1,020,116
2.625%, 01/10/2023	1,000,000	952,993

		6,120,005

Banks (0.86%)
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	504,794
US Bank NA
4.950%, 10/30/2014	1,500,000	1,546,428
Wachovia Bank NA
5.600%, 03/15/2016	750,000	819,790
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,100,719
5.300%, 03/15/2017	500,000	554,060
Wachovia Corp.
5.750%, 06/15/2017	750,000	857,371
Wachovia Bank NA
6.000%, 11/15/2017	500,000	579,270
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	574,934
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,009,028
US Bancorp
1.950%, 11/15/2018	1,000,000	1,005,646
Wells Fargo & Co.
2.150%, 01/15/2019	500,000	504,805
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,006,416

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Wells Fargo & Co.
3.000%, 01/22/2021	$1,000,000	$1,010,224
US Bancorp
3.000%, 03/15/2022	1,000,000	993,633
3.700%, 01/30/2024	500,000	511,584
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,016,545

		13,595,247

Chemicals (0.71%)
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,020,910
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,044,430
5.375%, 11/01/2016	1,000,000	1,110,859
Monsanto Co.
1.850%, 11/15/2018	500,000	500,854
Praxair Inc.
2.450%, 02/15/2022	2,000,000	1,900,892
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,214,376
PPG Industries Inc.
2.700%, 08/15/2022	500,000	468,867
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	945,882
Praxair Inc.
2.700%, 02/21/2023	1,000,000	952,269

		11,159,339

Commercial Service/Supply (0.16%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	559,644
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	1,970,034

		2,529,678

Computer Software & Services (0.80%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,021,869
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,184,314
2.125%, 11/15/2022	2,000,000	1,846,538
Intel Corp.
2.700%, 12/15/2022	2,000,000	1,898,842
Microsoft Corp.
2.375%, 05/01/2023	1,000,000	936,465
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,734,884
Oracle Corp.
3.625%, 07/15/2023	1,000,000	1,014,662
Google Inc.
3.375%, 02/25/2024	1,000,000	1,008,011

		12,645,585

	Principal amount	Value
Corporate Bonds (Cont.)
Computers (0.38%)
International Business Machines Corp.
5.700%, 09/14/2017	$1,000,000	$1,151,273
1.875%, 05/15/2019	3,000,000	2,982,780
1.625%, 05/15/2020	2,000,000	1,909,954

		6,044,007

Consumer & Marketing (1.55%)
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,038,208
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,079,574
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,744,362
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,151,659
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,143,031
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,009,874
4.250%, 02/10/2021	3,000,000	3,280,152
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,112,312
2.625%, 01/15/2022	1,000,000	976,633
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	962,617
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	1,897,876
1.950%, 02/01/2023	1,000,000	903,056
2.100%, 05/01/2023	2,000,000	1,825,048
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,388,774
Kimberly-Clark Corp.
2.400%, 06/01/2023	1,000,000	935,654
Procter & Gamble Co., The
3.100%, 08/15/2023	2,000,000	1,988,614

		24,437,444

Electronic/Electrical Manufacturing (0.23%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,134,722
5.250%, 10/15/2018	500,000	567,882
General Electric Co.
2.700%, 10/09/2022	1,000,000	967,060
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	962,367

		3,632,031

Financial Services (0.48%)
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	555,152

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
General Electric Capital Corp.
5.375%, 10/20/2016	$500,000	$556,870
5.400%, 02/15/2017	500,000	561,875
5.625%, 09/15/2017	500,000	572,914
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,725,100
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	577,282
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,081,244
General Electric Capital Corp.
3.150%, 09/07/2022	1,000,000	988,216
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	969,771

		7,588,424

Health Care (2.19%)
GlaxoSmithKline Capital Inc.
4.375%, 04/15/2014	3,000,000	3,013,476
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,024,510
Baxter International Inc.
1.850%, 01/15/2017	1,000,000	1,016,076
Eli Lilly and Co.
5.200%, 03/15/2017	1,000,000	1,117,767
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,142,260
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,151,620
AstraZeneca PLC
5.900%, 09/15/2017	750,000	869,824
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,160,920
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,279,808
Eli Lilly and Co.
1.950%, 03/15/2019	1,000,000	1,002,300
AstraZeneca PLC
1.950%, 09/18/2019	500,000	495,021
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,017,423
Medtronic Inc.
3.125%, 03/15/2022	2,000,000	1,999,270
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,371,362
Baxter International Inc.
2.400%, 08/15/2022	1,000,000	938,360
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	939,979
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,891,254
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	958,921
Medtronic Inc.
2.750%, 04/01/2023	500,000	475,178

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Merck & Co. Inc.
2.800%, 05/18/2023	$3,000,000	$2,867,853
Baxter International Inc.
3.200%, 06/15/2023	1,000,000	983,378
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	1,941,386
Johnson & Johnson
3.375%, 12/05/2023	1,500,000	1,533,153
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,013,587
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,503,873

		34,708,559

Machinery & Manufacturing (1.57%)
Cooper U.S. Inc.
5.450%, 04/01/2015	500,000	526,124
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,040,675
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,665,000
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,124,086
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,142,008
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,723,050
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,143,637
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,145,206
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	500,629
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,132,178
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	978,071
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	979,770
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,002,858
Deere & Co.
2.600%, 06/08/2022	2,000,000	1,923,322
Covidien International
3.200%, 06/15/2022	2,000,000	1,988,408
3M Co.
2.000%, 06/26/2022	1,500,000	1,408,360
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	963,872
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	939,656
Covidien International
2.950%, 06/15/2023	1,000,000	949,838
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	473,728

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Honeywell International Inc.
3.350%, 12/01/2023	$1,000,000	$1,004,917

		24,755,393

Media & Broadcasting (0.32%)
Walt Disney Co., The
6.000%, 07/17/2017	1,000,000	1,156,972
Comcast Corp.
3.125%, 07/15/2022	2,000,000	1,981,762
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	957,898
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,007,510

		5,104,142

Mining & Metals (0.60%)
BHP Billiton Finance USA Ltd.
5.250%, 12/15/2015	2,000,000	2,165,760
5.400%, 03/29/2017	500,000	563,914
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	500,000	505,394
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,446,671
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	500,000	517,676
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,019,829
Alcoa Inc.
5.870%, 02/23/2022	756,000	805,922
Rio Tinto Finance USA PLC
2.875%, 08/21/2022	1,000,000	953,141
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	512,476

		9,490,783

Oil & Gas (1.52%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	561,445
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,124,588
Total Capital International SA
1.550%, 06/28/2017	1,500,000	1,520,634
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,148,454
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,136,236
Shell International Finance
1.900%, 08/10/2018	1,000,000	1,010,432
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,017,559
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,443,010
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,380,775

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Shell International Finance
4.300%, 09/22/2019	$1,000,000	$1,112,315
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,880,526
Shell International Finance
2.375%, 08/21/2022	1,000,000	944,960
Chevron Corp.
2.355%, 12/05/2022	1,000,000	940,318
Total Capital International SA
2.700%, 01/25/2023	1,000,000	949,620
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,895,740
Chevron Corp.
3.191%, 06/24/2023	1,000,000	994,464
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,022,204

		24,083,280

Retailers (1.09%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,070,681
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,095,273
Target Corp.
5.875%, 07/15/2016	1,300,000	1,455,446
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,117,921
Target Corp.
5.375%, 05/01/2017	1,500,000	1,696,032
6.000%, 01/15/2018	500,000	581,398
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,165,269
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,019,016
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,008,333
Wal-Mart Stores Inc.
4.250%, 04/15/2021	2,000,000	2,192,512
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	999,262
Home Depot Inc.
2.700%, 04/01/2023	2,000,000	1,908,054
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	943,701
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,025,440

		17,278,338

Telecom & Telecom Equipment (0.65%)
Verizon Communications Inc.
5.500%, 02/15/2018	500,000	567,238
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,012,226

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Verizon Communications Inc.
4.500%, 09/15/2020	$1,000,000	$1,083,283
AT&T Inc.
3.000%, 02/15/2022	3,000,000	2,894,670
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	917,490
Verizon Communications Inc.
2.450%, 11/01/2022	2,000,000	1,821,794
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	942,521
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,007,095

		10,246,317

Transportation (0.50%)
United Parcel Service Inc.
5.500%, 01/15/2018	1,000,000	1,147,803
Union Pacific Corp.
2.250%, 02/15/2019	1,000,000	1,012,084
Burlington North Santa Fe
3.050%, 09/01/2022	500,000	483,238
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	1,895,506
Burlington North Santa Fe
3.000%, 03/15/2023	1,500,000	1,427,788
Union Pacific Corp.
2.750%, 04/15/2023	1,000,000	941,894
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,023,346

		7,931,659

Utilities & Energy (3.36%)
Commonwealth Edison Co.
4.700%, 04/15/2015	1,000,000	1,044,127
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,161,388
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,155,048
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,113,894
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,138,206
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	574,682
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,720,610
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,134,626
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,139,293
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	576,070
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,135,039
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	580,194

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Duke Energy Carolinas
5.100%, 04/15/2018	$1,000,000	$1,132,238
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	572,743
2.300%, 09/15/2018	1,000,000	1,027,288
MidAmerican Energy Co.
2.400%, 03/15/2019	1,500,000	1,533,502
Kentucky Utilities
3.250%, 11/01/2020	500,000	519,994
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,142,628
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	506,670
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	1,965,352
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	981,288
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	967,187
Detroit Edison Co.
2.650%, 06/15/2022	500,000	483,312
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	934,677
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	960,534
Northern States Power Co.
2.150%, 08/15/2022	500,000	466,714
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	937,784
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	971,796
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	952,625
PECO Energy Co.
2.375%, 09/15/2022	500,000	472,652
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	937,439
Tampa Electric Co.
2.600%, 09/15/2022	500,000	473,806
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	466,998
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	938,717
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	958,106
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	944,081
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	1,864,850
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	1,926,882
Pacificorp
2.950%, 06/01/2023	1,000,000	963,769
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	975,647

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Consumers Energy Co.
3.375%, 08/15/2023	$1,000,000	$1,001,185
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	999,178
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,033,842
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,071,642
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	503,660
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,011,461
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,014,799
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,003,317
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,052,432

		53,143,972

Total Corporate Bonds
(cost $290,946,566)		298,373,116

Foreign Government Bonds (0.18%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,815,100

Total Foreign Government Bonds
(cost $2,496,730)		2,815,100

Government Agency Securities (b) (2.02%)
Agency Commercial Mortgage-Backed Securities (1.71%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	10,000,000	10,015,840
2.839%, 10/25/2022	9,849,745	10,182,519
Federal National Mortgage Association
2.715%, 02/25/2022	7,000,000	6,907,068

		27,105,427

Agency Notes & Bonds (0.31%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,146,719
1.750%, 10/15/2018	1,500,000	1,511,176
3.875%, 02/15/2021	2,000,000	2,173,614

		4,831,509

Total Government Agency Securities
(cost $31,683,371)		31,936,936

	Principal amount	Value
U.S. Treasury Obligations (17.53%)
U.S. Treasury Notes
4.250%, 11/15/2014	$15,000,000	$15,433,590
4.000%, 02/15/2015	15,000,000	15,551,370
4.125%, 05/15/2015	20,000,000	20,948,440
4.500%, 02/15/2016	15,000,000	16,222,260
5.125%, 05/15/2016	20,000,000	22,068,760
4.625%, 02/15/2017	20,000,000	22,290,620
3.250%, 03/31/2017	5,000,000	5,380,860
3.500%, 02/15/2018	15,000,000	16,372,260
3.750%, 11/15/2018	10,000,000	11,064,840
3.125%, 05/15/2019	20,000,000	21,542,180
3.625%, 08/15/2019	10,000,000	11,022,660
3.375%, 11/15/2019	10,000,000	10,896,880
3.625%, 02/15/2020	10,000,000	11,028,910
3.500%, 05/15/2020	20,000,000	21,900,000
3.625%, 02/15/2021	10,000,000	10,996,090
2.000%, 11/15/2021	25,000,000	24,492,200
2.500%, 08/15/2023	10,000,000	9,921,090
2.750%, 11/15/2023	10,000,000	10,103,120

Total U.S. Treasury Obligations
(cost $261,174,566)		277,236,130

	Shares	Value
Short-term Investments (0.52%)
JPMorgan U.S. Government Money Market Fund	8,235,588	$8,235,588

Total Short-term Investments
(cost $8,235,588)		8,235,588

TOTAL INVESTMENTS (99.56%)
(cost $892,243,795)		1,574,254,441
OTHER ASSETS, NET OF LIABILITIES (0.44%)		6,975,259

NET ASSETS (100.00%)		$1,581,229,700

(a)	Non-income producing security.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 28, 2014

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (97.84%)
U.S. Treasury Notes
4.750%, 05/15/2014	$10,000,000	$10,093,360
2.625%, 06/30/2014	5,000,000	5,041,795
4.250%, 08/15/2014	10,000,000	10,189,060
4.250%, 11/15/2014	5,000,000	5,144,530
4.000%, 02/15/2015	5,000,000	5,183,790
4.125%, 05/15/2015	5,000,000	5,237,110
1.750%, 07/31/2015	10,000,000	10,220,310
4.250%, 08/15/2015	20,000,000	21,175,780
2.625%, 02/29/2016	10,000,000	10,453,910
2.625%, 04/30/2016	20,000,000	20,959,380
1.500%, 06/30/2016	8,000,000	8,195,000
1.000%, 10/31/2016	10,000,000	10,112,500
3.000%, 02/28/2017	10,000,000	10,674,220
2.375%, 07/31/2017	10,000,000	10,493,750
1.875%, 08/31/2017	10,000,000	10,321,880
1.875%, 09/30/2017	10,000,000	10,315,620
1.875%, 10/31/2017	10,000,000	10,312,500
2.250%, 11/30/2017	10,000,000	10,440,620
2.750%, 12/31/2017	12,500,000	13,285,150
2.625%, 01/31/2018	17,000,000	17,985,473
2.750%, 02/28/2018	10,000,000	10,631,250
2.875%, 03/31/2018	10,000,000	10,677,340
2.625%, 04/30/2018	10,000,000	10,577,340
2.375%, 05/31/2018	10,000,000	10,467,970
2.375%, 06/30/2018	10,000,000	10,462,500
2.250%, 07/31/2018	10,000,000	10,407,030
1.375%, 11/30/2018	10,000,000	9,975,000
1.375%, 12/31/2018	10,000,000	9,960,160
1.250%, 01/31/2019	10,000,000	9,887,500
1.375%, 02/28/2019	10,000,000	9,928,910
1.500%, 03/31/2019	10,000,000	9,975,000
1.125%, 05/31/2019	10,000,000	9,750,000
1.250%, 10/31/2019	15,000,000	14,593,365
1.375%, 01/31/2020	10,000,000	9,740,620

Total U.S. Treasury Obligations
(cost $360,718,436)		362,869,723

	Shares	Value
Short-term Investments (1.71%)
JPMorgan U.S. Government Money Market Fund	6,332,057	$6,332,057

Total Short-term Investments
(cost $6,332,057)		6,332,057

TOTAL INVESTMENTS (99.55%)
(cost $367,050,493)		369,201,780
OTHER ASSETS, NET OF LIABILITIES (0.45%)		1,685,601

NET ASSETS (100.00%)		$370,887,381

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 28, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (97.65%)
Alabama (1.85%)
City of Hoover, Alabama, General Obligation Warrants (Prerefunded to 03-01-2014 @ 102) (b)	5.000%	03/01/2017	Aa1	$2,000,000	$2,040,000
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	AA-	1,030,000	1,208,396
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,310,224
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	985,345
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,814,726
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,652,850
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,782,259

					11,793,800

Alaska (1.85%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	NR	2,000,000	2,078,920
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,060,453
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	629,671
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	317,526
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AAA	1,000,000	1,079,630
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	695,678
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,194,393
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa2	1,000,000	1,030,120
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.500%	07/01/2025	Aa2	1,190,000	1,344,652
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,352,535

					11,783,578

Arizona (5.39%)
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	551,770
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2016	Aa2	450,000	484,470
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	556,925
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A3	4,180,000	4,787,270
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa2	1,965,000	2,326,226
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	561,385
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	2,500,000	2,704,050
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,038,680
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,074,270
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	720,000	740,326
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA-	500,000	592,965
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA-	495,000	505,618
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa2	1,000,000	1,185,930
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,102,320
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,140,430
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	1,260,000	1,282,315

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	$1,255,000	$1,279,573
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,606,020
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA-	1,060,000	1,236,289
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,853,233
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,661,250
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,099,210
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,248,426
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	643,195
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	2,086,280
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	458,316
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Revenue Bonds, 2009 Series A	5.000%	01/01/2032	AA	500,000	542,695

					34,349,437

Arkansas (3.08%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA-	1,390,000	1,489,218
Little Rock School District of Pulaski County, Arkansas, Refunding Bonds	3.000%	02/01/2020	Aa2	1,250,000	1,272,062
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2021	NR	645,000	654,610
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds (Prerefunded to 02-01-2015 @ 100) (b)	4.000%	02/01/2021	NR	1,515,000	1,566,358
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa3	1,320,000	1,407,542
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2022	NR	660,000	663,392
Bentonville School District No. 6 of Benton County, Arkansas Construction Bonds, Series E	3.000%	06/01/2022	Aa2	880,000	890,842
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	100,000	112,331
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2023	NR	675,000	674,467
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,274,620
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	374,718
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,093,360
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,633,785
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	554,150

					19,661,455

California (2.91%)
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	AA	1,515,000	1,617,232
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	794,716
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	825,363
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	1,160,000	1,251,373
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	3,014,521
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	866,927

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	$1,685,000	$1,738,195
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	1,435,000	1,545,108
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	900,635
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	619,177
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	AA	1,115,000	1,210,121
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	AA	1,275,000	1,392,491
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,721,354
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	1,040,350

					18,537,563

Colorado (2.85%)
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2015	Aa2	510,000	549,051
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,788,153
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B (Prerefunded to 11-15-2015 @ 100) (b)	4.750%	11/15/2019	Aa2	600,000	645,942
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	655,000	693,704
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,580,830
St. Vrain Valley School District No. RE-1J, (Boulder, Larimer and Weld Counties, and the City and County of Broomfield, Colorado), General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	2,030,000	2,120,315
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	AA	3,400,000	3,463,138
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,630,140
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,582,596
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,119,200

					18,173,069

Connecticut (2.21%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	568,895
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	586,976
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	325,000	340,642
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	550,705
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	2,039,954
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	618,162
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,550,000	1,499,144
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.000%	02/01/2023	Aa1	2,350,000	2,186,558
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2023	AA+	620,000	640,956
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,200,000	2,063,886
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,061,300
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,931,976

					14,089,154

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Delaware (0.18%)
State of Delaware, General Obligation Bonds, Series 2007A (Prerefunded to 05-01-2015 @ 100) (b)	4.250%	05/01/2021	Aaa	$1,125,000	$1,178,235

Florida (6.27%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,136,540
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	2,025,000	2,153,182
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds Series 2006B	4.500%	07/01/2020	NR	1,220,000	1,225,868
JEA Florida, Water and Sewer System Revenue Bonds, 2010 Series D	3.600%	10/01/2020	Aa2	1,220,000	1,252,159
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,558,162
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	Aa1	1,170,000	1,303,310
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,071,570
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	3,500,000	3,769,535
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	669,678
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	Aa2	1,000,000	1,083,280
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,552,223
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	Aa1	1,215,000	1,336,743
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,543,500
JEA Florida, Electric System Revenue Bonds, Series Three 2009A (Prerefunded to 04-01-2014 @ 100) (b)	5.000%	10/01/2022	AA-	1,820,000	1,826,370
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2022	Aa2	365,000	427,864
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	Aa1	1,290,000	1,403,172
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2023	Aa2	200,000	231,604
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A1	3,000,000	3,121,170
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,642,625
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	2,000,000	2,297,620
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa3	2,485,000	2,834,466
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	Aa2	2,000,000	2,206,540
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	455,416
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,086,180
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	817,238

					40,006,015

Georgia (1.76%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	215,576
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	271,910
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,043,392
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,181,270
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa3	1,660,000	1,896,384
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	815,385
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	AA-	1,000,000	1,139,150
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	AA+	1,000,000	1,112,600
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	2,300,000	2,566,984

					11,242,651

Hawaii (0.81%)
City and County of Honolulu, General Obligation Bonds, Series 2005F (Prerefunded to 07-01-2015 @ 100) (b)	5.000%	07/01/2026	Aa1	2,140,000	2,274,970
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,253,740

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Hawaii (Cont.)
County of Hawaii, General Obligation Bonds, 2013 Series A	5.000%	09/01/2031	AA-	$575,000	$636,979

					5,165,689

Idaho (0.17%)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	AA	1,000,000	1,078,450

Illinois (2.29%)
Community Unit School District Number 200-U Will County, Illinois (Prerefunded to 11-01-2015 @ 100) (b)	5.000%	11/01/2019	A1	1,650,000	1,780,268
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A (Prerefunded to 07-01-2015 @ 100) (b)	4.125%	01/01/2020	Aa3	5,000,000	5,257,650
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	Aa2	1,360,000	1,408,878
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,583,328
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,320,216
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,203,600
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005 (Prerefunded to 01-01-2015 @ 100) (b)	5.000%	01/01/2024	Aa2	130,000	135,123
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	Aa2	870,000	899,215

					14,588,278

Indiana (2.04%)
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	AA-	1,665,000	1,764,384
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	245,221
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	AA-	910,000	953,644
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,261,667
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	259,688
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,366,641
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	556,070
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	196,450
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,175,328
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	230,641
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	225,275
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA-	1,000,000	1,096,190
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,530,000	1,652,614

					12,983,813

Iowa (2.60%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa1	990,000	1,035,886
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa1	975,000	1,034,865
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	542,916
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A (Prerefunded to 06-01-2014 @ 100) (b)	5.000%	06/01/2018	Aaa	850,000	859,902
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa1	1,190,000	1,327,290
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	Aa3	1,200,000	1,209,108
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa1	1,350,000	1,445,540
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,918,722
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,884,278

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2027	Aa3	$2,000,000	$2,162,340
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,108,672
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,081,120

					16,610,639

Kansas (3.85%)
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,123,240
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A (Prerefunded to 09-01-2014 @ 100) (b)	4.250%	09/01/2016	Aaa	1,220,000	1,244,620
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004 (Prerefunded to 09-01-2014 @ 100) (b)	5.000%	09/01/2018	A1	1,000,000	1,023,590
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2018	Aa3	540,000	580,932
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2018	Aa3	370,000	397,743
City of Wichita, Kansas, General Obligation Bonds, Series 790 (Prerefunded to 09-01-2014 @ 101) (b)	4.375%	09/01/2019	Aa1	980,000	1,009,919
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,081,380
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	1,909,299
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	966,068
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	1,615,000	1,741,907
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	2,045,198
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,244,160
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,209,128
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	AA-	1,240,000	1,318,889
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,425,905
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C	4.500%	09/01/2028	Aa2	3,000,000	3,220,650

					24,542,628

Kentucky (1.74%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,352,482
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	Aa3	2,040,000	2,247,917
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa1	1,565,000	1,693,142
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	Aa3	1,780,000	1,951,378
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,682,220
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,063,230
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,139,770

					11,130,139

Louisiana (0.29%)
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	A+	1,340,000	1,394,766
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa2	405,000	436,533

					1,831,299

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maine (0.62%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	$100,000	$110,819
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,875,463

					3,986,282

Maryland (1.76%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	439,378
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	4.000%	10/01/2017	Aaa	455,000	482,350
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,084,540
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2012, Second Series B, Tax-Exempt Bonds	2.250%	08/01/2023	Aaa	2,000,000	1,969,880
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2026	Aaa	2,075,000	2,223,383
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa1	2,140,000	2,308,974
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa2	1,500,000	1,722,645

					11,231,150

Massachusetts (0.69%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2034	Aaa	2,000,000	2,194,300
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	2,000,000	2,216,040

					4,410,340

Michigan (3.44%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	AA	500,000	561,770
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	507,131
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,081,630
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa2	425,000	502,142
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	AA	2,000,000	2,150,160
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	757,883
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	275,000	317,248
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa2	450,000	527,810
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	AA	1,485,000	1,585,935
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	453,084
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	675,504
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,107,593
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	738,990
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa2	1,260,000	1,412,019

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	$1,290,000	$1,340,104
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	2,300,000	2,379,235
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	4,048,891
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	770,588

					21,917,717

Minnesota (0.68%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	3,217,842
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,127,900

					4,345,742

Mississippi (2.28%)
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,182,800
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005 (Prerefunded to 05-01-2014 @ 100) (b)	4.000%	05/01/2018	Aa1	1,585,000	1,594,478
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A1	1,000,000	1,045,520
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa2	475,000	526,010
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa2	525,000	581,380
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa2	500,000	543,355
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa2	400,000	434,684
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	AA-	1,000,000	1,131,710
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	AA-	2,480,000	2,790,298
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	NR	2,290,000	2,575,494
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	NR	1,000,000	1,120,520

					14,526,249

Missouri (3.08%)
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	1,906,314
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,147,588
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	563,167
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	545,000	594,143
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,606,902
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,255,820
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	3,000,000	3,235,860
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa1	5,750,000	6,199,708

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	$2,000,000	$2,131,480

					19,640,982

Montana (0.08%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA	490,000	516,627

Nebraska (2.44%)
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (b)	4.500%	11/15/2018	Aa1	2,140,000	2,296,712
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (b)	4.500%	11/15/2019	Aa1	2,140,000	2,296,712
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,672,625
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,402,178
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,787,744
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,244,980
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,131,071
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	730,000	746,797

					15,578,819

New Hampshire (0.57%)
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A	4.750%	07/15/2016	Aa1	400,000	422,804
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A (Prerefunded to 07-15-2015 @ 100) (b)	4.750%	07/15/2016	NR	115,000	121,994
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,506,174
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	A1	1,500,000	1,606,095

					3,657,067

New Jersey (4.00%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,144,690
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005 (Prerefunded to 07-15-2014 @ 100) (b)	4.000%	07/15/2018	Aa2	1,230,000	1,246,999
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,410,000	1,486,182
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	2,015,197
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,734,102
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	A+	1,075,000	1,213,234
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA	315,000	327,754
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	825,420
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,830,984
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA	685,000	705,632
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,324,221

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	$750,000	$826,222
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA	600,000	608,328
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA	465,000	498,406
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,551,313
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aa2	1,140,000	1,185,714

					25,524,398

New Mexico (3.03%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	4,007,395
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa2	1,500,000	1,649,175
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005 (Prerefunded to 05-15-2015 @ 100) (b)	5.000%	05/15/2022	AA-	1,365,000	1,443,119
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,056,980
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005 (Prerefunded to 05-15-2015 @ 100) (b)	5.000%	05/15/2023	AA-	1,320,000	1,395,544
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	2,450,000	2,647,225
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	AA	2,000,000	2,175,940
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa2	1,000,000	1,032,869
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	704,585
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	727,258
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	746,779
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	765,922

					19,352,791

New York (3.02%)
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B (Economically Defeased to 06-15-2015 @ 100) (b)	4.000%	06/15/2017	Aa3	1,000,000	1,049,260
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	2,000,000	2,142,080
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	1,665,000	1,772,409
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	825,000	850,798
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	695,000	727,630
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA	410,000	434,321
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	625,000	650,162
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A2	3,000,000	3,179,250
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,373,524
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA	465,000	481,405
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,745,072
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	480,824
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,061,330

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (Cont.)
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	$3,000,000	$3,342,300

					19,290,365

North Carolina (1.67%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aa1	1,000,000	1,093,490
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa1	855,000	918,202
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	Aa2	1,000,000	1,153,580
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	AA-	545,000	586,485
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,092,600
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,073,710
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2024	Aaa	255,000	262,199
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa2	1,555,000	1,637,788
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2025	Aaa	455,000	462,380
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,093,420
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	Aa2	1,210,000	1,270,500

					10,644,354

North Dakota (0.16%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,047,510

Ohio (2.21%)
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,702,292
State of Ohio, Common Schools General Obligation Bonds, Series 2005C (Prerefunded to 06-15-2015 @ 100) (b)	4.300%	06/15/2021	Aa1	2,000,000	2,104,060
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,203,320
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	2,840,000	3,056,522
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2024	Aaa	2,155,000	2,310,462
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,000,000	2,091,360
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,605,261

					14,073,277

Oklahoma (0.89%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,350,663
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,720,425
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,593,286

					5,664,374

Oregon (2.36%)
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,265,705
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004 (Prerefunded to 06-01-2014 @ 100) (b)	4.750%	06/01/2018	Aa3	500,000	505,465
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004 (Prerefunded to 06-15-2014 @ 100) (b)	5.000%	06/15/2018	Aa3	1,625,000	1,646,791
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	170,000	176,965

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	$1,000,000	$1,104,890
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,710,015
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,419,456
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2025	Aa1	745,000	903,238
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2026	Aa1	670,000	812,308
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2027	Aa1	750,000	909,300
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	AA	1,335,000	1,414,780
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,206,140

					15,075,053

Pennsylvania (2.57%)
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004 (Prerefunded to 05-15-2014 @ 100) (b)	4.500%	05/15/2016	A+	1,070,000	1,079,042
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004 (Prerefunded to 05-15-2014 @ 100) (b)	4.500%	05/15/2017	A+	1,010,000	1,018,534
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR	1,030,000	1,054,916
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004 (Prerefunded to 05-15-2014 @ 100) (b)	4.750%	05/15/2018	A+	1,160,000	1,170,370
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR	1,000,000	1,022,060
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	2,300,000	2,456,285
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa2	1,605,000	1,734,732
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa2	2,505,000	2,671,908
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	2,200,000	2,483,470
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,670,055

					16,361,372

Rhode Island (0.17%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa2	1,000,000	1,089,050

South Carolina (1.92%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A1	1,000,000	1,115,060
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	AA-	2,315,000	2,564,163
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,833,639
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,141,988
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,000,000	1,065,340
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	878,704
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,240,684

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	$2,160,000	$2,383,474

					12,223,052

South Dakota (0.11%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.500%	01/15/2022	AA-	475,000	476,088
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	254,032

					730,120

Tennessee (2.39%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,152,900
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa2	655,000	683,584
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,160,421
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa2	670,000	691,360
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	2,000,000	2,221,600
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	2,000,000	2,168,280
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.400%	10/01/2023	AA+	1,050,000	1,119,710
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series CC-2013	3.000%	07/01/2024	Aa2	290,000	294,193
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,082,400
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series CC-2013	3.000%	07/01/2025	Aa2	540,000	540,691
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,000,000	2,112,240

					15,227,379

Texas (3.83%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,196,570
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A (Prerefunded to 02-15-2016 @ 100) (b)	5.000%	02/15/2020	AA+	1,535,000	1,674,762
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aa2	490,000	533,331
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,107,420
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aa2	470,000	510,006
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA	375,000	419,970
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA	395,000	441,661
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,656,322
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa2	2,000,000	2,240,100
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	1,165,000	1,260,157
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,759,482
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,460,920
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,760,307
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,127,340

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA-	$1,000,000	$1,078,370
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA	1,000,000	1,065,570
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa2	1,000,000	1,105,840

					24,398,128

Utah (0.90%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	458,323
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	661,020
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,569,441
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,083,945

					5,772,729

Virginia (2.85%)
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	1,020,000	1,071,602
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,759,151
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (b)	4.125%	12/01/2020	Aaa	2,100,000	2,315,901
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,648,920
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007	5.000%	06/01/2023	Aa3	1,235,000	1,348,978
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,400,000	1,505,154
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A (Prerefunded to 08-01-2014 @ 100) (b)	4.750%	08/01/2026	Aa1	1,000,000	1,018,560
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (b)	6.250%	12/01/2026	AA-	2,000,000	2,487,900
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aa1	650,000	690,696
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aa2	1,205,000	1,264,274
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,060,460

					18,171,596

Washington (3.65%)
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004 (Prerefunded to 12-01-2014 @ 100) (b)	5.000%	12/01/2017	Aa2	1,000,000	1,035,500
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,000,000	1,073,540
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	985,000	1,070,291
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007 (Prerefunded to 09-01-2017 @ 100) (b)	4.750%	09/01/2022	NR	15,000	17,202
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA	880,000	871,781
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	920,000	925,612
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	588,022
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2006B	5.000%	12/01/2023	A2	1,000,000	1,071,240
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	1,980,019

24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	$4,000,000	$4,313,920
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	AA-	565,000	612,850
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	Aa2	1,325,000	1,537,755
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	AA+	1,000,000	1,092,030
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,231,540
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	AA-	500,000	540,235
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,657,950
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	1,500,000	1,637,880

					23,257,367

West Virginia (1.97%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A+	2,510,000	2,904,773
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A+	3,200,000	3,670,240
West Virginia University Board of Governors, University Revenue Improvement Bonds (West Virginia University Projects), 2004 Series C (Prerefunded to 10-01-2014 @ 100) (b)	5.000%	10/01/2024	A+	2,500,000	2,569,025
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA	1,105,000	1,154,239
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA	2,180,000	2,256,671

					12,554,948

Wisconsin (1.88%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.250%	04/01/2021	Aa1	350,000	346,602
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 10-01-2016 @ 100) (b)	4.750%	10/01/2021	Aa3	545,000	606,650
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	Aa2	1,000,000	1,079,050
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	375,000	369,859
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aa2	800,000	887,968
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	385,000	376,403
State of Wisconsin, General Obligation Bonds of 2007, Series B (Prerefunded to 05-01-2015 @ 100) (b)	4.750%	05/01/2023	Aa2	2,335,000	2,457,564
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aa2	300,000	332,229
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,093,070
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C	5.000%	04/01/2029	AA+	3,000,000	3,292,320
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa2	1,000,000	1,169,160

					12,010,875

See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wyoming (0.29%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007 (Prerefunded to 12-01-2015 @ 100) (b)	5.000%	12/01/2024	AA	$1,700,000	$1,839,400

Total Long-term Municipal Bonds
(cost $595,338,310)					622,865,005

				Shares	Value
Short-term Investments (1.13%)
JPMorgan Tax Free Money Market Fund				7,210,275	$7,210,275

Total Short-term Investments
(cost $7,210,275)					7,210,275

TOTAL INVESTMENTS (98.78%)
(cost $602,548,585)					630,075,280
OTHER ASSETS, NET OF LIABILITIES (1.22%)					7,762,557

NET ASSETS (100.00%)					$637,837,837

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

NR - Not Rated

26	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal circumstances approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at February 28, 2014. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 28, 2014, the Municipal Bond Fund did not have any commitments for when-issued securities.

27

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

28

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of February 28, 2014:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$3,791,745,350	$—	$—	$3,791,745,350
Short-term Investments	61,170,847	—	—	61,170,847
Balanced Fund
Common Stocks (a)	955,657,571	—	—	955,657,571
Corporate Bonds (a)	—	298,373,116	—	298,373,116
Foreign Government Bonds	—	2,815,100	—	2,815,100
Agency Commercial Mortgage-Backed Securities	—	27,105,427	—	27,105,427
Agency Notes & Bonds	—	4,831,509	—	4,831,509
U.S. Treasury Obligations	—	277,236,130	—	277,236,130
Short-term Investments	8,235,588	—	—	8,235,588
Interim Fund
U.S. Treasury Obligations	—	362,869,723	—	362,869,723
Short-term Investments	6,332,057	—	—	6,332,057
Municipal Bond Fund
Long-term Municipal Bonds	—	622,865,005	—	622,865,005
Short-term Investments	7,210,275	—	—	7,210,275

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2013 or for the period ended February 28, 2014. There were no transfers of securities between Level 1 and Level 2 as of February 28, 2014 as compared to November 30, 2013.

4.	Income Taxes

As of February 28, 2014, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,188,052,465	$2,669,437,324	$(4,573,592)	$2,664,863,732
Balanced Fund	892,243,795	690,601,628	(8,590,982)	682,010,646
Interim Fund	367,050,493	4,074,308	(1,923,021)	2,151,287
Municipal Bond Fund	602,548,585	30,201,198	(2,674,503)	27,526,695

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

29

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date     April 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date     April 17, 2014

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date     April 17, 2014